ACCOUNTING PRINCIPLES (Details) - USD ($)	Dec. 31, 2021	Dec. 22, 2020	May 18, 2020	Sep. 27, 2011	Dec. 28, 2009
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 1,000,000,000	$ 869,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 750,000,000